Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table presents the computation of basic and diluted net loss per share for the periods presented:

	Year ended December 31,
	2021		2020
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
Numerator:
Net loss	$(242,163)	$(34,432)	$(12,199)	$(58,356)
Denominator:
Basic shares:
Weighted-average common shares, basic	59,034,393	8,393,797	1,616,740	7,733,885
Diluted shares:
Weighted-average common shares, diluted	59,034,393	8,393,797	1,616,740	7,733,885
Net loss per share attributable to common stockholders:
Basic	$(4.10)	$(4.10)	$(7.55)	$(7.55)
Diluted	$(4.10)	$(4.10)	$(7.55)	$(7.55)

Schedule of antidilutive securities excluded from computation of earnings per share
The following weighted average shares of the potentially dilutive outstanding securities for the year ended December 31, 2021 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive given the net loss attributable to common shares. Therefore, the diluted net loss per share is the same as the basic net loss per share for the periods presented.
As a result of the Reverse Recapitalization, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding then by multiplying them by the exchange ratio of approximately 1.2135 used to determine the number of shares of common stock into which they converted. The common stock issued as a result of the redeemable convertible Preferred Stock conversion on the Closing Date was included in the basic and diluted net loss per share calculation.

	Year ended December 31,
	2021	2020
Anti-dilutive securities
Outstanding stock options - stock plan	30,602,803	6,094,945
Non plan option grants	—	212,363
Convertible Preferred Stock	—	76,493,917
Warrants for common stock	24,328,608	9,974,065
Warrants for Preferred Stock	—	190,210
Options and RSAs exercised under notes receivables	669,522	13,746,080
Unvested RSUs	29,688,046	—
Total anti-dilutive securities	85,288,979	106,711,580